UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York 10021

13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500

Signature, Place and Date of Signing:


/s/ Janice Bennett               New York, New York            May 11, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           82

Form 13F Information Table Value Total:     $154,615
                                          (in thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                                           March 31, 2006
COLUMN 1                          COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5        COL 6    COL 7         COLUMN 8

                                TITLE
                                  OF                            VALUE     SHRS OR SH/ PUT/   INVSMNT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP       (x$1,000)   PRN AMT PRN CALL   DISCRTN   MANGRS   SOLE SHARED  NONE
3M CO                           COM               88579Y101   1,695        22,398 SH         SOLE        NONE   0      0     22,398
A T & T INC                     COM               00206R102   201           7,421 SH         SOLE        NONE   0      0     7,421
AEGON N V                       ORD AMER REG      007924103   188          10,207 SH         SOLE        NONE   0      0     10,207
AFLAC INC                       COM               001055102   4,773       105,772 SH         SOLE        NONE   0      0     105,772
ALTRIA GROUP INC                COM               02209S103   4,280        60,400 SH         SOLE        NONE   0      0     60,400
AMERICAN EXPRESS CO             COM               025816109   5,252        99,950 SH         SOLE        NONE   0      0     99,950
AMERICAN INTL GROUP INC         COM               026874107   4,626        69,995 SH         SOLE        NONE   0      0     69,995
AMERIPRISE FINL INC             COM               03076C106   794          17,626 SH         SOLE        NONE   0      0     17,626
BANK OF AMERICA CORPORATION     COM               060505104   237           5,204 SH         SOLE        NONE   0      0     5,204
BANKRATE INC                    COM               06646V108   1,625        37,300 SH         SOLE        NONE   0      0     37,300
BELLSOUTH CORP                  COM               079860102   2,664        76,888 SH         SOLE        NONE   0      0     76,888
BELO CORP                       COM               080555105   1,292        65,000 SH         SOLE        NONE   0      0     65,000
BERKSHIRE HATHAWAY INC DEL      CL A              084670108   1,175            13 SH         SOLE        NONE   0      0     13
BERKSHIRE HATHAWAY INC DEL      CL B              084670207   1,642           545 SH         SOLE        NONE   0      0     545
BP PLC                          SPONSORED ADR     055622104   3,378        48,993 SH         SOLE        NONE   0      0     48,993
BRIGGS & STRATTON CORP          COM               109043109   684          19,335 SH         SOLE        NONE   0      0     19,335
BRISTOL MYERS SQUIBB CO         COM               110122108   1,547        62,857 SH         SOLE        NONE   0      0     62,857
BURLINGTON NORTHN SANTA FE C    COM               12189T104   667           8,000 SH         SOLE        NONE   0      0     8,000
CANADIAN NATL RY CO             COM               136375102   430           9,500 SH         SOLE        NONE   0      0     9,500
CARDINAL HEALTH INC             COM               14149Y108   581           7,800 SH         SOLE        NONE   0      0     7,800
CARNIVAL CORP                   PAIRED CTF        143658300   4,464        94,230 SH         SOLE        NONE   0      0     94,230
CATERPILLAR INC DEL             COM               149123101   330           4,592 SH         SOLE        NONE   0      0     4,592
CBS CORP NEW                    CL B              124857202   1,208        50,392 SH         SOLE        NONE   0      0     50,392
CHEVRON CORP NEW                COM               166764100   2,964        51,133 SH         SOLE        NONE   0      0     51,133
CHUBB CORP                      COM               171232101   4,469        93,658 SH         SOLE        NONE   0      0     93,658
CISCO SYS INC                   COM               17275R102   258          11,928 SH         SOLE        NONE   0      0     11,928
CITIGROUP INC                   COM               172967101   5,675       120,152 SH         SOLE        NONE   0      0     120,152
COCA COLA CO                    COM               191216100   1,151        27,500 SH         SOLE        NONE   0      0     27,500
COMCAST CORP NEW                CL A              20030N101   492          18,791 SH         SOLE        NONE   0      0     18,791
CONOCOPHILLIPS                  COM               20825C104   1,123        17,788 SH         SOLE        NONE   0      0     17,788
DEERE & CO                      COM               244199105   2,680        33,900 SH         SOLE        NONE   0      0     33,900
DEVON ENERGY CORP NEW           COM               25179M103   856          14,000 SH         SOLE        NONE   0      0     14,000
DISNEY WALT CO                  COM DISNEY        254687106   357          12,802 SH         SOLE        NONE   0      0     12,802
DOVER CORP                      COM               260003108   3,756        77,344 SH         SOLE        NONE   0      0     77,344
DOW CHEM CO                     COM               260543103   309           7,600 SH         SOLE        NONE   0      0     7,600
DU PONT E I DE NEMOURS & CO.    COM               263534109   214           5,068 SH         SOLE        NONE   0      0     5,068
EMERSON ELEC CO                 COM               291011104   417           4,989 SH         SOLE        NONE   0      0     4,989
EXXON MOBIL CORP                COM               30231G102   13,853      227,620 SH         SOLE        NONE   0      0     227,620
GEMSTAR TV GUIDE INTL INC       COM               36866W106   176          57,501 SH         SOLE        NONE   0      0     57,501
GENERAL ELECTRIC CO             COM               369604103   5,655       162,598 SH         SOLE        NONE   0      0     162,598
HARTFORD FINL SVCS GROUP INC.   COM               416515104   503           6,240 SH         SOLE        NONE   0      0     6,240
INTEL CORP                      COM               458140100   230          11,800 SH         SOLE        NONE   0      0     11,800
INTERNATIONAL BUSINESS MACHS    COM               459200101   410           4,970 SH         SOLE        NONE   0      0     4,970
JOHNSON & JOHNSON               COM               478160104   2,488        42,014 SH         SOLE        NONE   0      0     42,014
LEHMAN BROS HLDGS INC           COM               524908100   1,070         7,400 SH         SOLE        NONE   0      0     7,400
LOEWS CORP                      COM               540424108   223           2,200 SH         SOLE        NONE   0      0     2,200
MCGRAW HILL COS INC             COM               580645109   387           6,720 SH         SOLE        NONE   0      0     6,720
MEDIA GEN INC                   CL A              584404107   3,721        79,818 SH         SOLE        NONE   0      0     79,818
MELLON FINL CORP                COM               58551A108   757          21,267 SH         SOLE        NONE   0      0     21,267
MERCK & CO INC                  COM               589331107   2,547        72,292 SH         SOLE        NONE   0      0     72,292
MICROSOFT CORP                  COM               594918104   216           7,944 SH         SOLE        NONE   0      0     7,944
MORGAN STANLEY                  COM NEW           617446448   1,563        24,887 SH         SOLE        NONE   0      0     24,887
MOTOROLA INC                    COM               620076109   347          15,168 SH         SOLE        NONE   0      0     15,168
NEWS CORP                       CL B              65248E203   497          28,300 SH         SOLE        NONE   0      0     28,300
NORTHEAST UTILS                 COM               664397106   195          10,000 SH         SOLE        NONE   0      0     10,000
NORTHERN CORP                   COM               665859104   1,385        26,390 SH         SOLE        NONE   0      0     26,390
NUCOR CORP                      COM               670346105   375           3,576 SH         SOLE        NONE   0      0     3,576
PEPSICO INC                     COM               713448108   737          12,755 SH         SOLE        NONE   0      0     12,755
PFIZER INC                      COM               717081103   3,137       125,897 SH         SOLE        NONE   0      0     125,897
POTASH CORP SASK INC            COM               73755L107   3,454        39,207 SH         SOLE        NONE   0      0     39,207
PROCTER & GAMBLE CO             COM               742718109   4,949        85,877 SH         SOLE        NONE   0      0     85,877
QUALCOMM INC                    COM               747525103   759          15,000 SH         SOLE        NONE   0      0     15,000
REGIS CORP MINN                 COM               758932107   6,433       186,580 SH         SOLE        NONE   0      0     186,580
ROYAL DUTCH SHELL PLC           SPONSORED ADR B   780259206   3,129        50,258 SH         SOLE        NONE   0      0     50,258
SAFLINK CORP                    COM NEW           786578302   21           25,000 SH         SOLE        NONE   0      0     25,000
SCHLUMBERGER LTD                COM               806857108   3,396        53,664 SH         SOLE        NONE   0      0     53,664
SIGMA ALDRICH CORP              COM               826552101   4,294        65,270 SH         SOLE        NONE   0      0     65,270
SIRIUS SATELLITE RADIO INC      COM               82966U103   73           14,400 SH         SOLE        NONE   0      0     14,400
STATE STR CORP                  COM               857477103   375           6,200 SH         SOLE        NONE   0      0     6,200
TIME WARNER INC                 COM               887317105   2,988       177,984 SH         SOLE        NONE   0      0     177,984
TYCO INTL LTD NEW               COM               902124106   4,416       164,276 SH         SOLE        NONE   0      0     164,276
U S BANCORP DEL                 COM NEW           902973304   686          22,483 SH         SOLE        NONE   0      0     22,483
UNITED TECHNOLOGIES CORP        COM               913017109   255           4,400 SH         SOLE        NONE   0      0     4,400
VERIZON COMMUNICATIONS          COM               92343V104   437          12,836 SH         SOLE        NONE   0      0     12,836
VERTRUE INC                     COM               92534N101   418          10,000 SH         SOLE        NONE   0      0     10,000
VIACOM INC NEW                  CL B              92553P201   1,881        48,492 SH         SOLE        NONE   0      0     48,492
VODAFONE GROUP PLC NEW          SPONSORED ADR B   92857W100   537          25,705 SH         SOLE        NONE   0      0     25,705
WACHOVIA CORP 2ND NEW           COM               929903102   668          11,914 SH         SOLE        NONE   0      0     11,914
WASHINGTON MUT INC              COM               939322103   290           6,802 SH         SOLE        NONE   0      0     6,802
WELLS FARGO & CO NEW            COM               949746101   1,484        23,238 SH         SOLE        NONE   0      0     23,238
WILMINGTON TRUST CORP           COM               971807102   4,314        99,515 SH         SOLE        NONE   0      0     99,515
WYETH                           COM               983024100   432           8,900 SH         SOLE        NONE   0      0     8,900

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